Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Summary of Significant Accounting Policies
Summary of Separation-related adjustments	Separation-related adjustments

	As of December 31,	Separation-Related	As of January 1,
	2021	Adjustment	2022
ASSETS
Current assets:
Cash and equivalents	$14,376,523	$(8)	$14,376,515
Related party receivables	220,000	—	220,000
Other current assets	6,274,397	(8,567)	6,265,830

Total current assets	20,870,920	(8,575)	20,862,345

Capitalized software, net	699,753	(699,753)	—

Total assets	$21,570,673	$(708,328)	$20,862,345

LIABILITIES AND NET PARENT EQUITY
Current liabilities:
Accounts payable	877,641	(718,232)	159,409
Related party payables	8,642,340	1,110,032	9,752,372
Derivative financial instruments	32,226	(32,226)	—
Other payables	616,156	(94,361)	521,795

Total current liabilities	10,168,363	265,213	10,433,576

Other noncurrent payables	702,921	(297,921)	405,000

Total liabilities	10,871,284	(32,708)	10,838,576

Net parent equity:
Net parent investment	10,731,615	(707,846)	10,023,769
Accumulated other comprehensive loss	(32,226)	32,226	—

Total net parent equity	10,699,389	(675,620)	10,023,769

Total liabilities and net parent equity	$21,570,673	$(708,328)	$20,862,345

Schedule of Restricted Stock Units ("RSUs"), valuation assumptions

	May 9, 2022	October 31, 2022
Share Price (SO)—US$	$11.32	$10.58
Maturity Date	05/09/27	05/09/27
Time (T)—Years	4.98	4.50
Strike Price (X)	$—	$—
Risk—free Rate (r)	2.95%	4.05%
Volatility ( s )	47.17%	51.91%
Dividend Yield (q)	0.00%	0.00%
RSU Value (US$)	$17.01	$15.93